PARENT AND ULTIMATE HOLDING COMPANY	12 Months Ended
Dec. 31, 2017
PARENT AND ULTIMATE HOLDING COMPANY [abstract]
Disclosure of parent and ultimate holding company

38.     PARENT AND ULTIMATE HOLDING COMPANY

The directors consider the parent and ultimate holding company of the Group as of December 31, 2017 is Sinopec Group Company, a state-owned enterprise established in the PRC. This entity does not produce financial statements available for public use.